Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 432,000	¥ 410,000
Carrying amounts of investments in equity method investees		1,917,667	2,048,581
Carrying Amount of Financial Instruments Not carried at Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		8,656,000	3,353,000
Interest-earning deposits in other banks		41,018,000	37,365,000
Call loans and funds sold		699,000	660,000
Receivables under resale agreements		7,447,000	7,273,000
Receivables under securities borrowing transactions		6,042,000	4,660,000
Investment securities	[1],[2]	3,965,000	4,285,000
Loans, net of allowance for credit losses	[3]	121,680,000	117,210,000
Other financial assets	[4]	5,182,000	5,272,000
Deposits, Non-interest-bearing		25,965,000	23,446,000
Deposits, Interest-bearing		155,479,000	148,543,000
Total deposits		181,444,000	171,989,000
Call money and funds purchased		1,389,000	3,669,000
Payables under repurchase agreements		22,114,000	20,728,000
Payables under securities lending transactions		4,710,000	8,205,000
Due to trust account		6,338,000	1,611,000
Other short-term borrowings		9,248,000	11,389,000
Long-term debt		21,599,000	19,394,000
Other financial liabilities		6,411,000	7,682,000
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		8,656,000	3,353,000
Interest-earning deposits in other banks		41,018,000	37,365,000
Call loans and funds sold		699,000	660,000
Receivables under resale agreements		7,447,000	7,273,000
Receivables under securities borrowing transactions		6,042,000	4,660,000
Investment securities	[1],[2]	4,045,000	4,369,000
Loans, net of allowance for credit losses	[3]	123,286,000	118,720,000
Other financial assets	[4]	5,182,000	5,272,000
Deposits, Non-interest-bearing		25,965,000	23,446,000
Deposits, Interest-bearing		155,523,000	148,574,000
Total deposits		181,488,000	172,020,000
Call money and funds purchased		1,389,000	3,669,000
Payables under repurchase agreements		22,114,000	20,728,000
Payables under securities lending transactions		4,710,000	8,205,000
Due to trust account		6,338,000	1,611,000
Other short-term borrowings		9,248,000	11,389,000
Long-term debt		21,881,000	19,672,000
Other financial liabilities		6,411,000	7,682,000
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		8,656,000	3,353,000
Investment securities	[1],[2]	1,164,000	1,145,000
Loans, net of allowance for credit losses	[3]	14,000	6,000
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		41,018,000	37,365,000
Call loans and funds sold		699,000	660,000
Receivables under resale agreements		7,447,000	7,273,000
Receivables under securities borrowing transactions		6,042,000	4,660,000
Investment securities	[1],[2]	1,231,000	1,034,000
Loans, net of allowance for credit losses	[3]	263,000	290,000
Other financial assets	[4]	5,182,000	5,272,000
Deposits, Non-interest-bearing		25,965,000	23,446,000
Deposits, Interest-bearing		155,523,000	148,574,000
Total deposits		181,488,000	172,020,000
Call money and funds purchased		1,389,000	3,669,000
Payables under repurchase agreements		22,114,000	20,728,000
Payables under securities lending transactions		4,710,000	8,205,000
Due to trust account		6,338,000	1,611,000
Other short-term borrowings		9,248,000	11,389,000
Long-term debt		21,881,000	19,672,000
Other financial liabilities		6,411,000	7,682,000
Estimated Fair Value of Financial Instruments Not carried at Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	[1],[2]	1,650,000	2,190,000
Loans, net of allowance for credit losses	[3]	¥ 123,009,000	¥ 118,424,000

[1]	Excludes cost-method investments of ¥410 billion and ¥432 billion at March 31, 2015 and 2016, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥2,049 billion and ¥1,918 billion at March 31, 2015 and 2016, respectively.